1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
Useful Lives of Property Plant and Equipment
The useful lives of property and equipment for purposes of computing depreciation are as follows:

Equipment	5-7 years
Software tools	3 years

Net Loss Per Share Reconciliation
	Income	Shares	Per-share
	(Numerator)	(Denominator)	Amount

Year ended December 31, 2012

Loss from operations which is the amount
that is available to common stockholders	$(888,022)	157,505,608	$(0.01)

Year ended December 31, 2011

Loss from operations which is the amount
that is available to common stockholders	$(1,761,019)	114,385,592	$(0.02)